Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 12 — Subsequent Events

On July 2, 2020, the Company issued 6,500 shares of common stock valued at $15,535 as incentive shares in connection with the O’Leary financing.

On July 6, 2020, the Company issued 25,000 shares of common stock valued at $61,000 to a Consultant for consulting services.

On July 14, 2020, the Company entered into an Amendment to Note Agreement and Common Stock Purchase Warrant (the “Amendment”) with Richard O’Leary. Under the terms of the Amendment, the parties amended the terms of the January 17, 2020 Note Agreement (the “Agreement”) and Common Stock Purchase Warrant (the “Warrant”) such that; (i) the maturity date of the Agreement was extended to January 17, 2021, (ii) the Original Issue Discount (“OID”) shall be increased to $7,000, (iii) the Lender shall be issued 6,500 Additional Incentive Shares and (iv) the expiration date of the Warrant shall be extended to June 30, 2021. On July 14, 2020, the Company issued the 6,500 Additional Incentive Shares valued at $24,570.

On July 14, 2020, the Company entered into an Amendment to Note Agreement and Common Stock Purchase Warrant (the “Amendment”) with Equity Trust Company, a Custodian FBO: Rawleigh H. Ralls IRA. Under the terms of the Amendment, the parties amended the terms of the January 10, 2020 Note Agreement (the “Agreement”) and Common Stock Purchase Warrant (the “Warrant”) such that; (i) the maturity date of the Agreement was extended to January 10, 2021, (ii) the Original Issue Discount (“OID”) shall be increased to $34,000, (iii) the Lender shall be issued 33,000 Additional Incentive Shares and (iv) the Company shall prepare and file with the United States Securities and Exchange Commission a registration statement on Form S-1 within 30 days of the Effective Date of the Amendment, that registers a total of 191,000 shares of Common Stock, which such amount of shares is the sum of 125,000 Warrant Shares, the 33,000 Incentive Shares, and 33,000 Additional Incentive Shares. On July 14, 2020, the Company issued the 33,000 Additional Incentive Shares valued at $124,740.

On July 14, 2020, the Company entered into an Amendment to Note Agreement and Common Stock Purchase Warrant (the “Amendment”) with Paul J. Solit and Julie B. Solit. Under the terms of the Amendment, the parties amended the terms of the January 15, 2020 Note Agreement (the “Agreement”) and Common Stock Purchase Warrant (the “Warrant”) such that; (i) the maturity date of the Agreement was extended to December 15, 2020, (ii) the Original Issue Discount (“OID”) shall be increased to $14,000 and (iii) the Lender shall be issued 13,000 Additional Incentive Shares. On July 14, 2020, the Company issued the 13,000 Additional Incentive Shares valued at $49,140.

On July 23, 2020, the Company issued 320,000 shares of common stock valued at $1,158,400 to Greentree Financial Group, Inc. to satisfy $360,000 principal and $131,889 interest and fees against a note issued on January 23, 2020.

On July 24, 2020, the Company issued 113,312 shares of common stock valued at $379,595 to a Consultant for consulting services based on achieving set revenue targets within the agreement.

On July 24, 2020, the Company issued 113,312 shares of common stock valued at $379,595 to a Consultant for consulting services based on achieving set revenue targets within the agreement.

On July 29, 2020, the Company issued Jefferson Street Capital, LLC (the “Investor”) a Convertible Promissory Note (the “Note”) in the amount of $224,000 ($24,000 OID) under the terms of the April 7, 2020 Securities Purchase Agreement entered into by the parties. The $200,000 of proceeds from the Note will be used for general working capital purposes The Note has a term of six (6) months, is due on January 29, 2021 and has a one-time interest charge of 2%. In addition, the Company issued the Investor 14,266 shares of Common Stock (the “Origination Shares”) as an origination fee. The transaction closed on July 31, 2020. With regard to conversion of the Note, the Investor shall not have the right to convert the Note into shares prior to 180 calendar days from the Issue Date. Provided that the Note remains unpaid, the Investor may elect to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share after 180 calendar Days from the Issue Date.

On August 3, 2020, the Company issued 30,000 shares of common stock valued at $116,700 to a Consultant for advisory services.

On August 4, 2020, the Company issued 20,000 shares of common stock valued at $75,400 to a Consultant for advisory services.

On August 4, 2020, the Company issued 370,000 shares of common stock valued at $1,394,900 to Greentree Financial Group, Inc. in satisfaction of $740,000 principal against a note issued on January 23, 2020.

On August 12, 2020, the Company entered into an Amendment to a Purchase of Inventory and Repurchase Agreement (the “Amendment”) dated November 12, 2019. Under the terms of the Amendment, (i) the repurchase date is extended to December 10, 2020; and (ii) the Company agreed to pay the Purchaser-Assignee a commitment fee of $13,053, and (iii) the Company agreed to pay the Purchaser-Assignee 2% per month for extension periods commencing July 1, 2020 through December 10, 2020.

On August 19, 2020, the Company issued 990,000 shares of common stock valued at $3,168,000 to the members of Edison Nation Holdings, LLC (“EN”) in exchange for the redemption of certain non-voting membership interests of EN as per the terms of the transaction dated September 4, 2018, resulting in the Company owning 100% of EN.

Note 16 — Subsequent Events

On January 2, 2020, the Company entered into that certain Loan Agreement with Tiburon Opportunity Fund (the “Lender”), dated January 2, 2020 (the “Loan Agreement”). Pursuant to the terms of the Loan Agreement, the Lender agreed to loan the Company $400,000. The Loan is interest bearing at the rate of 1.5% per month through the term of the Loan. Additionally, the Loan Agreement provides that the Company shall pay the Lender the entire unpaid principal and all accrued interest upon thirty days’ notice to the Company, but in any event, the notice shall not be sooner than June 1, 2020. On April 24, 2020 the Company and Lender entered into a Debt Conversion Agreement whereby the Lender elected to convert $400,000 of funds loaned to the Company into shares of the Company’s common stock. The conversion price was $2.00 per share for a total of 200,000 shares of restricted common stock issued by the Company.

On January 2, 2020, the Company, through its partnership with ED Roses, LLC (the “Borrower”), entered into a Loan Agreement (the “Agreement”) with Sook Hyun Lee (the “Lender”). Under the terms of the Agreement, the Lender agrees to loan $150,000 to the Borrower in return for $180,000 ($150,000 principal plus $30,000 commitment fee). The loan accrues interest at 15% per annum and matures on April 15, 2020. The Lender shall receive a collateral interest in the accounts receivable of the Borrower including, but not limited to the 7 Eleven receivables. The Company shall place 75,000 shares of common stock in reserve as collateral.

On January 10, 2020, the Company entered into a 5% Promissory Note Agreement with Equity Trust Company on behalf of Rawleigh Ralls (“Ralls”) for an aggregate principal amount of $267,000 (the “Ralls Note”), pursuant to which Ralls purchased the Ralls Note from the Company for $250,000, and the Company issued to Ralls a warrant (the “Ralls Warrant”) to purchase 125,000 shares of the Company’s common stock. The proceeds from the Ralls Note will be used for general working capital needs of the Company. The Company will also issue 33,000 incentive shares to Ralls. The maturity date of the Ralls Note is July 10, 2020.

On January 13, 2020, we issued 50,000 shares of our common stock valued at $100,000 to Ridgewood LLC, a consultant for strategic consulting services for assistance with sales on Amazon.com.

On January 15, 2020, the Company entered into a 5% Promissory Note Agreement with Paul J. Solit & Julie B. Solit (“Solits”) for an aggregate principal amount of $107,000 (the “Solit Note”), pursuant to which the Solits purchased the Solit Note from the Company for $100,000, and the Company issued to the Solits a warrant (the “Solit Warrant”) to purchase 50,000 shares of the Company’s common stock. The proceeds from the Solit Note will be used for general working capital needs of the Company. The Company will also issue 13,000 incentive shares to O’Leary. The maturity date of the Solit Note is July 15, 2020.

On January 17, 2020, the Company entered into a 5% Promissory Note Agreement with Richard O’Leary (“O’Leary”) for an aggregate principal amount of $53,500 (the “O’Leary Note”), pursuant to which O’Leary purchased the O’Leary Note from the Company for $50,000, and the Company issued to O’Leary a warrant (the “O’Leary Warrant”) to purchase 25,000 shares of the Company’s common stock. The proceeds from the O’Leary Note will be used for general working capital needs of the Company. The Company will also issue 6,500 incentive shares to O’Leary. The maturity date of the O’Leary Note is July 17, 2020.

On January 23, 2020, Edison Nation, Inc. (the “Company”) entered into a $1,100,000 loan agreement the (“Loan Agreement”) with Greentree Financial Group, Inc. (the “Investor”), pursuant to which the Investor purchased a 10% Convertible Promissory Note (the “Note”) from the Company, and the Company issued to the Investor a warrant (the “Warrant”) to purchase 550,000 shares of the Company’s common stock, $0.001 per share (“Common Stock”). The $1,100,000 of proceeds from the Note will be used for general working capital purposes and for the repayment of debt. On January 24, 2020, the Company used $588,366.44 of the proceeds from the Note to pay off in full the 12% Convertible Promissory Note held by Labrys Fund, LP. Upon execution of the Loan Agreement, the Company issued to the Investor 100,000 shares of Common Stock (the “Origination Shares”) as an origination fee, plus an additional 60,000 shares of Common Stock as consideration for advisory services. Pursuant to the Loan Agreement, the Company agreed to issue and sell to the Investor the Note, in the principal amount of $1,100,000. The Note, as amended, is due and payable October 23, 2020 (the “Maturity Date”) and is convertible at any time at a price of $2.00 per share. Pursuant to the Loan Agreement, the Company also issued the Investor a warrant to purchase 550,000 shares of Common Stock at an exercise price of $2.00 per share, subject to certain adjustments to the exercise price set forth in the Warrant. The Warrant, as amended, expires on January 23, 2023.

On January 24, 2020, the Company repaid the Labrys Note in full. Upon repayment of the Labrys Note, Labrys Fund, LP returned to the Company for cancellation the 153,005 shares of Common Stock that had been originally issued to as a portion of the commitment fee paid in connection with the Labrys Note, and allowed the Company to cancel the reservation of the 875,000 shares of Common Stock that had been reserved pursuant to the Labrys SPA and Labrys Note.

On January 29, 2020, the Company and Greentree Financial Group, Inc. (the “Investor”), entered into an Amendment Agreement, amending the January 22, 2020 Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company’s issued and outstanding Common Stock as of January 23, 2020.

On February 7, 2020, we issued 15,000 shares of our common stock to MZHCI, LLC valued at $40,350 in connection with the satisfaction of outstanding amounts due under a settlement agreement.

On February 17, 2020, the Company entered into that certain Agreement for the Purchase and Sale of Cloud B, Inc.(the “Purchase Agreement”), with Pearl 33 Holdings, LLC (the “Buyer”), pursuant to which the Buyer purchased from the Company (and the Company sold and assigned) 80,065 shares of common stock of Cloud B (the “Cloud B Shares”) for $1.00, constituting a 72.15% ownership interest in Cloud B, based on 110,964 shares of Cloud B’s common stock outstanding as of February 17, 2020. Pursuant to that certain Release Agreement by and between the Company and the Buyer included as an exhibit to the Purchase Agreement, the Buyer agreed to release any and all claims against the Company, and its officers, directors or affiliates arising from the Purchase Agreement or the purchase, sale, and assignment of the Cloud B Shares. Pursuant to that certain Indemnification Agreement by and between the Company and the Buyer included as an exhibit to the Purchase Agreement, the Company agreed to indemnify, defend and hold harmless the Buyer, and its owners, managers and representatives arising from any events that occurred prior to the purchase, sale, and assignment of the Cloud B Shares to the Buyer. The Company’s indemnification obligations pursuant to such Indemnification Agreement are limited to the issuance of 150,000 shares of the Company’s common stock to the Buyer.

On March 11, 2020, the Company and its wholly owned subsidiary, Scalematix, LLC, entered into an Asset Purchase Agreement (the “Agreement”) with HMNRTH, LLC (the “Seller”) and TCBM Holdings, LLC (the “Owner”) (together Seller and Owner the “Selling Parties”) for the purchase of certain assets in the health wellness industry and related consumer products industry. Under the terms of the Agreement, Buyer is to remit $70,850 via wire transfer at Closing and shall issue to a representative of the Selling Parties Two Hundred Thirty-Eight Thousand Seven Hundred and Fifty (238,750) shares of restricted common stock. The shares were issued on March 16, 2020 and valued at $477,500.

In addition, the Selling Parties shall have the right to additional earn out compensation based upon the following metrics: (i) at such time as the purchased assets achieve cumulative revenue of $2,500,000, the Selling Parties shall earn One Hundred Twenty-Five Thousand (125,000) shares of common stock; and (ii) at such time as the purchased assets achieve cumulative revenue of $5,000,000, the Selling Parties shall earn One Hundred Twenty-Five Thousand (125,000) shares of common stock. The transaction closed on March 11, 2020.

On March 16, 2020, the Company issued 300,000 shares of our common stock valued at $600,000 to a Consultant as per the terms of the Consulting Agreement dated September 12, 2019.

On March 16, 2020, the Company issued 50,000 shares of our common stock valued at $100,000 to a Consultant as per the terms of the Consulting Agreement dated September 12, 2019.

On March 25, 2020, Edison Nation, Inc. (the “Company”) filed a certificate of amendment to the Company’s articles of incorporation with the Secretary of State of the State of Nevada in order to: (i) increase the number of shares of the Company’s authorized preferred stock, par value $0.001 per share, from 0 shares to 30,000,000 shares of preferred stock; (ii) clarify the application of the forum selection clause in the Company’s amended and restated articles of incorporation, specifically that such clause does not apply to federal causes of actions arising under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (iii) include affirmative changes to correspond to the Company’s First Amended and Restated Bylaws, confirming that the Company’s shareholders may vote by written consent.

On April 7, 2020, the Company entered into a Securities Purchase Agreement (the “Agreement”) with BHP Capital NY Inc. (the “Investor”) wherein the Company issued the Investor a Convertible Promissory Note (the “Note”) in the amount of $168,000 ($18,000 OID). The $150,000 of proceeds from the Note will be used for general working capital purposes The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%. In addition, the Company is to issue the Investor 10,700 shares of Common Stock (the “Origination Shares”) as an origination fee. The transaction closed on April 9, 2020. The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share.

On April 7, 2020, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Jefferson Street Capital, LLC. (the “Investor”) wherein the Company issued the Investor a Convertible Promissory Note (the “Note”) in the amount of $168,000 ($18,000 OID). The $150,000 of proceeds from the Note will be used for general working capital purposes The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%. In addition, the Company is to issue the Investor 10,700 shares of Common Stock (the “Origination Shares”) as an origination fee. The transaction closed on April 9, 2020. The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share.

On April 13, 2020, we issued 12,500 shares of 12,500 shares of our common stock valued at $31,625 to Caro Partners, LLC for consulting services.

On April 15, 2020, Edison Nation, Inc. (the “Company”) entered into a loan agreement (“PPP Loan”) with First Choice Bank under the Paycheck Protection Program (the “PPP”), which is part of the recently enacted Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the United States Small Business Administration (“SBA”). The Company received proceeds of $789,852 from the PPP Loan. In accordance with the requirements of the PPP, the Company intends to use proceeds from the PPP Loan primarily for payroll costs, rent and utilities. The PPP Loan has a 1.00% interest rate per annum and matures on April 15, 2022 and is subject to the terms and conditions applicable to loans administered by the SBA under the PPP. Under the terms of the PPP, certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.

On April 24, 2020, the Company entered into a Consulting Agreement (the “Agreement”) with Tiburon (the “Consultant”). Under the terms of the Agreement, the Consultant is to provide business development services and consultation related to potential trade financing opportunities. The Agreement has a term of six (6) months. The Consultant is to be compensated ten thousand (10,000) shares of common stock upon execution of the Agreement and then shall receive six (6) additional monthly payments of eight thousand (8,000) shares of restricted common stock per month beginning on May 24, 2020 and ending on October 24, 2020.

On April 24, 2020, we issued 10,700 shares of our common stock valued at $21,935 to BHP Capital NY Inc. as origination shares as per the terms of the Securities Purchase Agreement dated April 7, 2020.

On April 24, 2020, we issued 10,700 shares of our common stock valued at $21,935 to Jefferson Street Capital, LLC as origination shares as per the terms of the Securities Purchase Agreement dated April 7, 2020.

On May 7, 2020, the Company entered into a Purchase of Inventory and Repurchase Agreement (the “Agreement”) with Fergco Bros, LLC (“Purchaser”). Under the terms of the Agreement, the Company assigned its rights, title and interest to inventory relating to its Edison Nation Medical customer, Orange County, CA (the “Inventory”) for payment in the amount of $100.000. The Company shall have the right to repurchase the Inventory for $105,000 in whole or periodioc installments by May 15, 2020. The Agreement was amended on May 15, 2020, to extend the repurchase date to June 30, 2020.

On May 13, 2020, the Company’s wholly owned subsidiary, Ferguson Containers, Inc., entered into a Distributor Agreement with Marrone Bio Innovations, LLC (“Marrone”) for the distribution of Marrone’s Jet-Oxide 15% peroxyacetic acid-based sanitizer/disinfectant.

May 17, 2020, the Company entered into an Amendment to Purchase of Inventory and Repurchase Agreement with the Purchasers-Assignees dated May 17, 2020. Under the terms of the Amendment, the repurchase date was extended to June 30, 2020 and the Company confirmed that of the Purchaser-Assignees is entitled to receive 10,000 shares of common stock.

On May 19, 2020, the Company entered into an Amendment (the “Amendment”) to the Senior Secured Note (the “Note”) issued by the Company to 32 Entertainment, LLC (the “Lender”) dated December 4, 2019. Under the terms of the Amendment, the Company issued the Lender an Amended Subordinate Secured Note (the “Replacement Note”) in the principal amount of $200,000 that accrues interest at 16% annually and matures on May 21, 2020. On or before May 28, 2020, the Company shall prepay $50,000 toward the principal plus interest in the amount of $6,250 for a total of $56,250. The Lender shall also receive 40,000 restricted stock units and surrender the warrant issued to the Lender in the December 4, 2019 financing transaction.

On May 20, 2020 (the “Effective Date”), Edison Nation, Inc. (the “Company”) entered into an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”) with PPE Brickell Supplies, LLC, a Florida limited liability company (“PPE”), and Graphene Holdings, LLC, a Wyoming limited liability company (“Graphene”, and together with PPE, the “Sellers”), whereby the Company purchased 25 membership units of Global Clean Supplies, LLC, a Nevada limited liability company (“Global”) from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the “Purchase Units”).

On May 20, 2020, the Company entered into an Amended Limited Liability Company Agreement of Global (the “Amended LLC Agreement”). The Amended LLC Agreement amends the original Limited Liability Company Agreement of Global, dated May 13, 2020. The Amended LLC defines the operating rules of Global and the ownership percentage of each member: Edison Nation, Inc. 50%, PPE 25% and Graphene 25%.

On May 21, 2020, the Company issued 200,000 shares of common stock valued at $456,000 to PPE Brickell Supplies, LLC as per the terms of the Agreement and Plan of Share Exchange dated May 20, 2020.

On May 21, 2020, the Company issued 50,000 shares of common stock valued at $114,000 to Graphene Holdings, LLC as per the terms of the Agreement and Plan of Share Exchange dated May 20, 2020.

On May 21, 2020, the Company issued 50,000 shares of common stock valued at $114,000 to a Consultant for consulting services related to the Agreement and Plan of Share Exchange dated May 20, 2020.

On May 22, 2020, the Company issued 200,000 shares of common stock valued at $466,000 to Graphene Holdings as per the terms of the Agreement and Plan of Share Exchange dated May 20, 2020.